Cash Equivalents and Investments in Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash Equivalents in Marketable Securities
The fair values, gross unrealized gains and losses of the available-for-sale securities by type are as follows:

	As of June 30, 2023	As of December 31, 2022

	Carrying Value
Cash equivalents
Commercial paper	$—	$29,890,313
Money market fund	858,047	12,640

Total cash equivalents	$858,047	$29,902,953

Restricted cash
Money market fund	$9,211,360	$9,284,362

Schedule of Investment in Marketable Securities

	As of June 30, 2023
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$4,746,204	$157,419	$—	$4,903,623
Corporate bonds and notes	2,960,620	24,420	—	2,985,040
Government securities	4,684,574	—	(287)	4,684,287

Total marketable securities	$12,391,398	$181,839	$(287)	$12,572,950

	As of December 31, 2022
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$32,635,849	$277,674	$—	$32,913,523
Corporate bonds and notes	15,413,122	3,668	—	15,416,790
Government securities	6,658,634	—	(8,791)	6,649,843

Total marketable securities	$54,707,605	$281,342	$(8,791)	$54,980,156

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Cash Equivalents in Marketable Securities

As of December 31, 2022
Carrying Value
Cash equivalents
Commercial paper	$29,890,313
Money market fund	12,640

Total cash equivalents	$29,902,953

Restricted cash
Money market fund	$9,284,362

Schedule of Investment in Marketable Securities

	As of December 31, 2022
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$32,635,849	$277,674	$—	$32,913,523
Corporate bonds and notes	15,413,122	3,668	—	15,416,790
Government securities	6,658,634	—	(8,791)	6,649,843

Total marketable securities	$54,707,605	$281,342	$(8,791)	$54,980,156